Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Upright Investments Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001058587
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Upright Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is the long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses? (2021 Annual Rpt Financial Highlights)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (2021 Financial Highlights)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.69% of the average value of its portfolio. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example: (Fee table)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Primary Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks to achieve the Fund’s investment objective by:

•	investing primarily in the common stock, preferred stock, and convertible securities of publicly-traded United States domiciled companies
•	investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;
•	investing without regard to market capitalization; and
•	investing in the securities of companies that the Fund’s adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.

When selecting investments for the Fund, the Adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with investment include:

•	Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

•	Interest Rate Risk: With respect to preferred stock and convertible securities and changes in interest rates can result in a decline in the market value of an investment. A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.

•	Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

•	Foreign Securities Risk. Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political or economic instability may also create certain risks.

•	General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How Has the Fund performed in the Past? (Yearly returns bar chart)
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund, and how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) is not necessarily an indication of its future performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns (Best & Worst Quarter) Best: 2020 – 4th Quarter 33.11% Worst: 2018 – 4th Quarter -29.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2021 (Total Return from TA) Average Annual Total Return (for periods ended 12/31/21)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•	You are a long-term investor; (at least 5 years)
•	Your investment goal is capital appreciation;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value;
•	You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.

1 Year	rr_AverageAnnualReturnYear01	57.60%
5 Years	rr_AverageAnnualReturnYear05	8.756%
10 Years	rr_AverageAnnualReturnYear10	10.59%
Upright Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	56.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[1]
Upright Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	35.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.704%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.42%	[1]
Upright Growth Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.68%
5 Years	rr_AverageAnnualReturnYear05	18.45%
10 Years	rr_AverageAnnualReturnYear10	16.53%
Upright Growth Fund | Upright Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 20.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,400
Annual Return 2012	rr_AnnualReturn2012	9.28%
Annual Return 2013	rr_AnnualReturn2013	35.11%
Annual Return 2014	rr_AnnualReturn2014	13.24%
Annual Return 2015	rr_AnnualReturn2015	4.00%
Annual Return 2016	rr_AnnualReturn2016	3.72%
Annual Return 2017	rr_AnnualReturn2017	(17.20%)
Annual Return 2018	rr_AnnualReturn2018	(47.93%)
Annual Return 2019	rr_AnnualReturn2019	7.48%
Annual Return 2020	rr_AnnualReturn2020	108.70%
Annual Return 2021	rr_AnnualReturn2021	57.60%
Upright Assets Allocation Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories. These global assets fall under five general categories which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

•	The Fund’s adviser will invest in two major portfolio components representing two kinds of management styles:
1.	Core Assets Allocation

Invest 50-90% of assets in this portfolio that involves setting up an asset mix within the five general categories for long-term appreciation. Periodic adjustments will be made based on market conditions.

2.	Dynamic Assets Allocation

Invest 10-40% of assets in this portfolio involves frequent adjustments to respond to changes in market conditions. The asset mix in this portfolio also contains the global assets under the five general categories, Some strategies include actively looking for short- and intermediate-term undervalued and overvalued assets, moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target. These strategies would be carried out based on the Fund adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

•	An alternative investment strategy, which will invest 10-30% of assets in this portfolio when the Adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities. Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective. The Fund will segregate assets with notional amounts sufficient to cover the full obligation of the credit default swaps.

*Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

•	Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign under the five general categories stated above.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as SEC filings, company annual report, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The Adviser will sell an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with investment include:

•	Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Asset Allocation Risk: If a Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

•	Equity Risk: The risk that the price of equity or equity related securities, such as subscription rights or warrants, may decline due to changes in a company's financial condition and overall market and economic conditions.
•	Risks of Fixed Income Securities: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o       Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. The US Federal Reserve Bank (“The Fed”) recently raised the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o       Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o       Inflation risk: also called purchasing power risk, is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o       Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

•	Risk of Exchange Traded Funds (ETFs): An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.
•	High Yield Investments Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.

•	Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Foreign Securities Risk. Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o       Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

o       Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

o       Total Return Swaps Risk: In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

•	Futures Risks: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation.

•	Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. A Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.

•	Borrowing and Leverage: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Hedging Risk: Hedging is a strategy in which a Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table below show the variability of the returns of the Fund.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance of a fund is no guarantee of how it will perform in the future
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns (Best & Worst Quarter) Best: 2020 – 4th Quarter 33.72% Worst: 2018 – 1st Quarter -19.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2021 Average Annual Total Return (for period ended 12/31/2021)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Who May Want to Invest in the Fund?

The Fund may be suitable for you if:

•	You are a long-term investor; (at least 5 years)
•	Your investment goal is capital appreciation with income;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value;
•	You have the financial ability to tolerate greater risk in exchange for potential long-term gains by investing in the five categories: Equity securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalent such as money market funds.

1 Year	rr_AverageAnnualReturnYear01	48.33%
5 Years	rr_AverageAnnualReturnYear05	29.00%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Upright Assets Allocation Plus Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	48.33%
5 Years	rr_AverageAnnualReturnYear05	28.95%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
Upright Assets Allocation Plus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.61%
5 Years	rr_AverageAnnualReturnYear05	23.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Upright Assets Allocation Plus Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.68%
5 Years	rr_AverageAnnualReturnYear05	26.04%
Since Inception	rr_AverageAnnualReturnSinceInception	18.04%
Upright Assets Allocation Plus Fund | Upright Assets Allocation Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 224
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,544
Annual Return 2017	rr_AnnualReturn2017	(0.50%)
Annual Return 2018	rr_AnnualReturn2018	(26.93%)
Annual Return 2019	rr_AnnualReturn2019	0.14%
Annual Return 2020	rr_AnnualReturn2020	44.51%
Annual Return 2021	rr_AnnualReturn2021	48.33%
Upright Growth & Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income consistent with growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.68%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income and balance investing by:

•	investing normally 50-80% of the Fund’s net assets in U. S. domiciled equity securities broadly diversified by company and industry; seeks above-average dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends

•	investing up to 30% of the Fund’s assets in equities and fixed income principally traded in foreign markets excluding US market

•	investing 10-40% in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by Fund’s adviser

•	investing without regard to market capitalization

•	Options trading strategy is used primarily to generate income. Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as SEC filings, a company’s annual report, securities information databases, investment publications, general and business publications, brokerage firm research reports~~,~~ and other media information sources. The Adviser will sell an investment when the Adviser believes that the investment is no longer attractive based on its growth potential, price, or both. The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with investment include:

•	Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Equity Risk: The risk that the price of equity or equity related securities, such as subscription rights or warrants, may decline due to changes in a company's financial condition and overall market and economic conditions.

•	Value Investing Style Risk: The Fund may adopt a “contrarian” approach to invest securities. Contrarian investing is an investment strategy that is characterized by purchasing and selling in contrast to the prevailing sentiment of the time. Undervalued securities entail a significant risk of the company’s share price underperformance could last for years or may never attaining their potential value. Also, the value investing style may over time go out of favor, the Fund may underperform other equity funds that use different investing styles.

•	Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments encounter short-term troubles or poor market conditions that lead to short-term weakness so issuer may not continue to pay dividends at the same level or at all in the future.

•	Risks of Fixed Income Securities: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.
o	Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. The US Federal Reserve Bank (“The Fed”) recently raised the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.
o	Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.
o	Inflation risk: also called purchasing power risk, is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.
o	Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

•	Risk of Exchange Traded Funds (ETFs): An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

•	High Yield Securities Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities and may decline significantly in periods of general economic difficulty. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

•	Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Foreign Securities Risk. Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks.

•	Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

•	General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table below show the variability of the returns of the Fund.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance of a fund is no guarantee of how it will perform in the future
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns (Best & Worst Quarter) Best: 2020 – 4th Quarter 35.84% Worst: 2018 – 1st Quarter -15.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2021 Average Annual Total Return (for period ended 12/31/2021)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•	You are a long-term investor; (at least 5 years)
•	Your investment goal is capital appreciation with income;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value;
•	You have the financial ability to tolerate greater risk in exchange for potential long-term gains.

1 Year	rr_AverageAnnualReturnYear01	57.51%
5 Years	rr_AverageAnnualReturnYear05	32.74%
Since Inception	rr_AverageAnnualReturnSinceInception	14.88%
Upright Growth & Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	57.51%
5 Years	rr_AverageAnnualReturnYear05	32.74%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
Upright Growth & Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.05%
5 Years	rr_AverageAnnualReturnYear05	26.41%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Upright Growth & Income Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.68%
5 Years	rr_AverageAnnualReturnYear05	26.04%
Since Inception	rr_AverageAnnualReturnSinceInception	18.04%
Upright Growth & Income Fund | Upright Growth & Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 241
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,716
Annual Return 2017	rr_AnnualReturn2017	(0.70%)
Annual Return 2018	rr_AnnualReturn2018	(22.66%)
Annual Return 2019	rr_AnnualReturn2019	0.40%
Annual Return 2020	rr_AnnualReturn2020	47.88%
Annual Return 2021	rr_AnnualReturn2021	57.51%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment Companies. The operating expenses in this fee table will not correlate to the expense ratio In the Fund’s financial highlights because the financial statements include only the direct Operating expenses incurred by the fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.